Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

(the “Funds”)

Supplement dated June 14, 2019, to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”),

each dated July 30, 2018, as supplemented to date

Effective July 29, 2019 (the “Effective Date”), each Fund intends to engage in the short sales of “to be announced” (“TBA”) mortgage-backed securities as part of its principal investment strategy. A Fund generally would not own the TBA mortgage-backed securities that would be sold short (commonly referred to as a “naked” short sale). Each Fund’s investment objective and other investment strategies will remain unchanged.

TBA transactions are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including, for TBA mortgage-based securities, issuer, rate and mortgage terms. When a Fund agrees to sell a TBA security at a future date and price, it effectively sells short a security it does not currently own (i.e. “naked” short). Although most TBA short sale transactions are closed before a Fund would be required to deliver the security, if the Fund does not close the position, the Fund may have to purchase the securities required to be delivered at a higher price than anticipated, causing a loss to the Fund. A Fund may not always be able to purchase the securities required to settle a short at a particular time or at an attractive price. A Fund will benefit to the extent the TBA security decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the TBA transaction and the settlement date. Unlike purchasing a security, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the security at the time of the short sale.

Goldman Sachs Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Bond Fund

(the “Funds”)

Supplement dated June 14, 2019, to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”),

each dated July 30, 2018, as supplemented to date

Effective July 29, 2019 (the “Effective Date”), each Fund intends to engage in the short sales of “to be announced” (“TBA”) mortgage-backed securities as part of its principal investment strategy. A Fund generally would not own the TBA mortgage-backed securities that would be sold short (commonly referred to as a “naked” short sale). Each Fund’s investment objective and other investment strategies will remain unchanged.

TBA transactions are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including, for TBA mortgage-based securities, issuer, rate and mortgage terms. When a Fund agrees to sell a TBA security at a future date and price, it effectively sells short a security it does not currently own (i.e. “naked” short). Although most TBA short sale transactions are closed before a Fund would be required to deliver the security, if the Fund does not close the position, the Fund may have to purchase the securities required to be delivered at a higher price than anticipated, causing a loss to the Fund. A Fund may not always be able to purchase the securities required to settle a short at a particular time or at an attractive price. A Fund will benefit to the extent the TBA security decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the TBA transaction and the settlement date. Unlike purchasing a security, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the security at the time of the short sale.

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Core Fixed Income Fund

(the “Funds”)

Supplement dated June 14, 2019, to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”),

each dated July 30, 2018, as supplemented to date

Effective July 29, 2019 (the “Effective Date”), each Fund intends to engage in the short sales of “to be announced” (“TBA”) mortgage-backed securities as part of its principal investment strategy. A Fund generally would not own the TBA mortgage-backed securities that would be sold short (commonly referred to as a “naked” short sale). Each Fund’s investment objective and other investment strategies will remain unchanged.

TBA transactions are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including, for TBA mortgage-based securities, issuer, rate and mortgage terms. When a Fund agrees to sell a TBA security at a future date and price, it effectively sells short a security it does not currently own (i.e. “naked” short). Although most TBA short sale transactions are closed before a Fund would be required to deliver the security, if the Fund does not close the position, the Fund may have to purchase the securities required to be delivered at a higher price than anticipated, causing a loss to the Fund. A Fund may not always be able to purchase the securities required to settle a short at a particular time or at an attractive price. A Fund will benefit to the extent the TBA security decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the TBA transaction and the settlement date. Unlike purchasing a security, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the security at the time of the short sale.